Shareholder Report, Average Annual Return (Details) 1014018_Franklin U.S. Mid Cap Multifactor Index ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	107 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin U.S. Mid Cap Multifactor Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin U.S. Mid Cap Multifactor Index ETF (NAV)
Average Annual Return, Percent	5.33%	7.54%	10.46%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.19%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	15.98%	7.26%	10.15%
LibertyQ U.S. Mid Cap Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LibertyQ U.S. Mid Cap Equity Index
Average Annual Return, Percent	5.64%	7.84%	10.77%